CAPITAL LEASE OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Future Minimum Lease Payments under Capital Lease Obligations

Future minimum lease payments under capital lease obligations for the Group as of December 31, 2017 are as follows:

Year ending December 31,
2018	$35,882
2019	39,318
2020	43,296
2021	47,726
2022	48,843
Over 2022	542,866

Total minimum lease payments	757,931
Less: amounts representing interest	(458,648)

Present value of minimum lease payments	299,283
Current portion	(33,387)

Non-current portion	$265,896